Notes Payable (Details Narrative) (10K)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 09, 2017 USD ($) shares	Aug. 02, 2016 shares	Jun. 06, 2016 USD ($) TradingDays $ / shares	Dec. 16, 2015 USD ($) $ / shares shares	Jan. 19, 2015 USD ($)	May 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Jun. 30, 2015 $ / shares	Apr. 30, 2015 $ / shares
Warrants issued to purchase common stock, par value | $ / shares													$ 0.31
Fair value adjustments for warrant liabilities							$ (8,651,295)	$ 1,038,588	$ (40,338,368)	$ (8,183,196)	$ (25,266,593)	$ 482,666
Number of common stock shares issued for conversion of debt | shares		12,146,820
Derivative liabilities for shortfall of shares											$ 14,915,419
Series B Convertible Preferred Stock [Member]
Number of common stock shares issued for conversion of debt | shares	845,631
Senior Notes [Member]
Notes interest rate percentage											10.00%
Debt maturity date											Sep. 16, 2016
Debt instrument principal amount											$ 868,897
Original issue discount percentage											5.00%
Junior Notes [Member]
Debt maturity date											Dec. 05, 2016
Debt instrument principal amount											$ 175,000
Original issue discount percentage											20.00%
Convertible Notes [Member]
Debt maturity date	Jun. 06, 2017										Jun. 06, 2017
Debt instrument principal amount	$ 220,002										$ 220,002
Original issue discount percentage	8.00%										8.00%
Senior Warrants [Member]
Warrants issued to purchase common stock, par value | $ / shares											$ 97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Warrants issued to purchase common stock, par value | $ / shares											$ 845,631
Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Percentage of beneficially own in excess of number of common stock shares outstanding			4.99%
Securities Purchase Agreement [Member]
Aggregate subscription				$ 1,450,000
Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Debt maturity date			Dec. 05, 2016
Debt instrument principal amount			$ 125,000
Debt conversion price per share | $ / shares			$ 18.00
Debt original amount			$ 375,000
Percentage of original issuance of debt			20.00%
Proceeds from issuance of debt			$ 100,000
Debt default interest rate			24.00%
Debt convertible into common stock lowest closing price rate			60.00%
Debt trading days | TradingDays			20
Subscription Agreement [Member] | Senior Secured Convertible Notes [Member]
Number of warrant to purchase shares of common stock | shares											268,788,732
Debt conversion price per share | $ / shares											$ 0.0252
Number of common stock shares issued for conversion of debt | shares											108,747,774
Senior Secured Convertible Notes [Member]
Notes interest rate percentage				10.00%
Debt instrument principal amount				$ 1,450,000
Original issue discount percentage				5.00%
Number of warrant to purchase shares of common stock | shares				112,778
Warrants issued to purchase common stock, par value | $ / shares				$ 0.001
Warrants issued to purchase common stock, exercise price | $ / shares				$ 22.50
Amount received in transaction				$ 1,377,500
Original issue discount percentage				5.00%
Notes interest rate percentage in event of default				24.00%
Debt conversion price per share | $ / shares				$ 18.00
Percentage of amortization payment				120.00%
Percentage of beneficially own in excess of number of common stock shares outstanding				4.99%
Percentage of beneficially own in excess of common stock				9.99%
Loss recorded on issuance of convertible notes				$ 952,060
Initial exercise price per share | $ / shares				$ 22.50
Fair value adjustments for warrant liabilities				$ 537,152
Hybrid Instrument [Member]
Fair value of debt instrument				$ 1,777,408
On or Before 45 Days From The Initial Closing Date [Member] | Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Debt periodic amount			$ 125,000
On or Before 90 Days From The Initial Closing Date [Member] | Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Debt periodic amount			$ 125,000
May 31, 2017 [Member]
Debt instrument principal amount											$ 45,000
Debt periodic amount											$ 54,000
Derivative Liabilities [Member]
Notes interest rate percentage					2.00%
Debt maturity date					Dec. 31, 2015
Michal Handerhan [Member]
Related party advances					$ 20,000
Repayment of note						$ 20,000
Warrants issued to purchase common stock, par value | $ / shares														$ 30.0
Timothy Sidie [Member]
Related party advances					$ 45,000